SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

July 2016
Risk free interest rate	0.69%
Expected life (years)	3.5
Expected volatility	79.80%
Expected dividend yield	0.00%

Schedule of Share-based Compensation Arrangements by Exercise Price Range

26.	SHARE OPTIONS

In November 2006, the Company's board of directors approved a share option plan, which was cancelled in 2009 and replaced with the Frontline Ltd. Share Option Scheme, or the Frontline Scheme. The Frontline Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company to employees and directors of the Company or its subsidiaries. The subscription price for all options granted under the scheme is reduced by the amount of all dividends declared by the Company in the period from the date of grant until the date the option is exercised, provided the subscription price is never reduced below the par value of the share. The options granted under the plan vest equally over three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options and authorized, un-issued or treasury shares of the Company may be used to satisfy exercised options.

In July 2016, the Company granted 1,170,000 share options, with an exercise price of $8.00 per share, to directors and officers in accordance with the terms of the Frontline Scheme. The fair value of the newly granted option awards is estimated on the date of grant using a Black-Scholes option valuation model with the following assumptions:

July 2016
Risk free interest rate	0.69%
Expected life (years)	3.5
Expected volatility	79.80%
Expected dividend yield	0.00%

The risk-free interest rate was estimated using the interest rate on three-year U.S. treasury zero coupon issues. The volatility was estimated using historical share price data. The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted in July 2016 will vest.

The initial exercise price of these options was $8.00 per option and is reduced by the amount of dividends paid after the date of grant. As at December 31, 2016, the exercise price of the options granted in July 2016 was $7.70 and the Company's share price was $7.11. None of these share options had vested, expired or been forfeited at December 31, 2016. As at December 31, 2016, there was $3.3 million in unrecognized stock compensation expense related to non-vested options. Stock compensation expense of $1.4 million was recognized in 2016.

The weighted average grant-date fair value of the options granted in 2016 was $4.06 per share.